Cover Page	Nov. 17, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 07, 2021
Entity Registrant Name	ZOSANO PHARMA CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36570
Entity Tax Identification Number	45-4488360
Entity Address, Address Line One	34790 Ardentech Court
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94555
City Area Code	510
Local Phone Number	745-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ZSAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001587221